Income Taxes (Details) - Schedule of Expected Income Tax Expense (Benefits) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Expected Income Tax Expense (Benefits) [Abstract]
Loss before income taxes		$ (4,576,119)	$ (207,693)	$ (510,113)
Applicable income tax rate		16.50%	16.50%	16.50%
Income tax benefits at applicable income tax rate		$ (755,060)	$ (34,270)	$ (84,169)
Non-deductible expenses	[1]	642,533	79,652	451
Income not subject to tax		(40)	(22)	(2)
Tax effect of two-tiered profits tax rates		(62,480)	(22,680)	41,860
Under-provision in previous years		26,762
Change in valuation allowance		161,644	(23,204)	42,652
Income tax expenses (income)		$ 13,359	$ (524)	$ 792

[1]	Non-deductible expenses for the year ended March 31, 2024 mainly represented expenses incurred by the Company and IWHL, while non-deductible expense for the years ended March 31, 2023 and 2022 mainly represented expenses incurred by IWHL. Since the Company and IWHL are holding companies with no operations, these expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.